Financial instruments - Fair values and risk management - Contractual undiscounted cash flows (Details) - EUR (€) € in Millions	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	€ 5,565.4	€ 5,324.2	€ 6,856.1
Derivative financial instruments	(109.8)	(352.8)	(346.7)
Derivatives and Non derivatives, contractual undiscounted cash flows	5,681.1	5,502.4	7,004.8
Less than one year
Disclosure of detailed information about financial instruments [line items]
Derivative financial instruments	(94.4)	(349.5)	(292.1)
Derivatives and Non derivatives, contractual undiscounted cash flows	3,819.2	2,725.8	3,879.7
Later than one year and not later than two years
Disclosure of detailed information about financial instruments [line items]
Derivatives and Non derivatives, contractual undiscounted cash flows	1,259.0	936.6	901.1
Later than two years and not later than three years
Disclosure of detailed information about financial instruments [line items]
Derivatives and Non derivatives, contractual undiscounted cash flows	51.0	1,266.6	917.9
Later than three years and not later than four years
Disclosure of detailed information about financial instruments [line items]
Derivatives and Non derivatives, contractual undiscounted cash flows	41.0	51.5	1,245.0
Thereafter
Disclosure of detailed information about financial instruments [line items]
Derivatives and Non derivatives, contractual undiscounted cash flows	510.9	521.9	61.1
Long and short term debt and lease liabilities
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	2,682.7	2,746.8	4,116.2
Non-derivative financial liabilities, undiscounted cash flows	2,811.9	2,935.0	4,300.1
Long and short term debt and lease liabilities | Less than one year
Disclosure of detailed information about financial instruments [line items]
Non-derivative financial liabilities, undiscounted cash flows	939.1	151.7	1,177.6
Long and short term debt and lease liabilities | Later than one year and not later than two years
Disclosure of detailed information about financial instruments [line items]
Non-derivative financial liabilities, undiscounted cash flows	1,265.4	936.7	894.9
Long and short term debt and lease liabilities | Later than two years and not later than three years
Disclosure of detailed information about financial instruments [line items]
Non-derivative financial liabilities, undiscounted cash flows	54.8	1,266.8	918.0
Long and short term debt and lease liabilities | Later than three years and not later than four years
Disclosure of detailed information about financial instruments [line items]
Non-derivative financial liabilities, undiscounted cash flows	41.3	56.4	1,245.2
Long and short term debt and lease liabilities | Thereafter
Disclosure of detailed information about financial instruments [line items]
Non-derivative financial liabilities, undiscounted cash flows	511.3	523.4	64.4
Long and short term debt | Fixed rate
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	2,044.7	2,092.2	3,159.9
Non-derivative financial liabilities, undiscounted cash flows	€ 2,092.0	€ 2,172.7	€ 3,284.4
Long and short term debt | Fixed rate | Average
Disclosure of detailed information about financial instruments [line items]
Interest rate percentage	1.70%	1.67%	1.39%
Long and short term debt | Fixed rate | Less than one year
Disclosure of detailed information about financial instruments [line items]
Non-derivative financial liabilities, undiscounted cash flows	€ 882.7	€ 85.0	€ 1,100.6
Long and short term debt | Fixed rate | Later than one year and not later than two years
Disclosure of detailed information about financial instruments [line items]
Non-derivative financial liabilities, undiscounted cash flows	1,209.3	878.3	93.5
Long and short term debt | Fixed rate | Later than two years and not later than three years
Disclosure of detailed information about financial instruments [line items]
Non-derivative financial liabilities, undiscounted cash flows		1,209.4	881.0
Long and short term debt | Fixed rate | Later than three years and not later than four years
Disclosure of detailed information about financial instruments [line items]
Non-derivative financial liabilities, undiscounted cash flows			1,209.3
Long and short term debt | Floating rate
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	488.9	490.0	750.0
Non-derivative financial liabilities, undiscounted cash flows	€ 556.3	€ 579.2	€ 782.3
Long and short term debt | Floating rate | Average
Disclosure of detailed information about financial instruments [line items]
Interest rate percentage	2.67%	4.30%	3.45%
Long and short term debt | Floating rate | Less than one year
Disclosure of detailed information about financial instruments [line items]
Non-derivative financial liabilities, undiscounted cash flows	€ 13.3	€ 21.2	€ 25.9
Long and short term debt | Floating rate | Later than one year and not later than two years
Disclosure of detailed information about financial instruments [line items]
Non-derivative financial liabilities, undiscounted cash flows	13.4	21.3	756.4
Long and short term debt | Floating rate | Later than two years and not later than three years
Disclosure of detailed information about financial instruments [line items]
Non-derivative financial liabilities, undiscounted cash flows	13.2	21.3
Long and short term debt | Floating rate | Later than three years and not later than four years
Disclosure of detailed information about financial instruments [line items]
Non-derivative financial liabilities, undiscounted cash flows	13.2	21.5
Long and short term debt | Floating rate | Thereafter
Disclosure of detailed information about financial instruments [line items]
Non-derivative financial liabilities, undiscounted cash flows	503.2	493.9
Lease liabilities - right of use
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	149.1	164.6	206.3
Non-derivative financial liabilities, undiscounted cash flows	163.6	183.1	233.4
Lease liabilities - right of use | Less than one year
Disclosure of detailed information about financial instruments [line items]
Non-derivative financial liabilities, undiscounted cash flows	43.1	45.5	51.1
Lease liabilities - right of use | Later than one year and not later than two years
Disclosure of detailed information about financial instruments [line items]
Non-derivative financial liabilities, undiscounted cash flows	42.7	37.1	45.0
Lease liabilities - right of use | Later than two years and not later than three years
Disclosure of detailed information about financial instruments [line items]
Non-derivative financial liabilities, undiscounted cash flows	41.6	36.1	37.0
Lease liabilities - right of use | Later than three years and not later than four years
Disclosure of detailed information about financial instruments [line items]
Non-derivative financial liabilities, undiscounted cash flows	28.1	34.9	35.9
Lease liabilities - right of use | Thereafter
Disclosure of detailed information about financial instruments [line items]
Non-derivative financial liabilities, undiscounted cash flows	8.1	29.5	64.4
Lease liabilities - right of use | Fixed rate
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	€ 149.1	€ 164.6	€ 206.3
Interest rate percentage	4.89%	4.43%	4.37%
Lease liabilities - right of use | Fixed rate | Less than one year
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	€ 37.4	€ 39.4	€ 43.2
Lease liabilities - right of use | Fixed rate | Later than one year and not later than two years
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	37.9	31.9	38.4
Lease liabilities - right of use | Fixed rate | Later than two years and not later than three years
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	38.8	32.1	31.8
Lease liabilities - right of use | Fixed rate | Later than three years and not later than four years
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	27.1	32.7	32.2
Lease liabilities - right of use | Fixed rate | Thereafter
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	7.9	28.5	60.7
Foriegn currency forward contracts
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	2.7	3.3	48.0
Foreign currency forward contract outflows
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	2.7	3.3	48.0
Derivatives, contractual undiscounted cash flows	508.6	188.3	3,658.2
Foreign currency forward contract outflows | Less than one year
Disclosure of detailed information about financial instruments [line items]
Derivatives, contractual undiscounted cash flows	51.6	7.0	3,281.4
Foreign currency forward contract outflows | Later than one year and not later than two years
Disclosure of detailed information about financial instruments [line items]
Derivatives, contractual undiscounted cash flows	327.3	10.6	245.1
Foreign currency forward contract outflows | Later than two years and not later than three years
Disclosure of detailed information about financial instruments [line items]
Derivatives, contractual undiscounted cash flows	116.5	10.0	10.6
Foreign currency forward contract outflows | Later than three years and not later than four years
Disclosure of detailed information about financial instruments [line items]
Derivatives, contractual undiscounted cash flows	7.0	133.6	10.0
Foreign currency forward contract outflows | Thereafter
Disclosure of detailed information about financial instruments [line items]
Derivatives, contractual undiscounted cash flows	6.2	27.1	111.1
Foreign currency forward contract inflows
Disclosure of detailed information about financial instruments [line items]
Derivatives, contractual undiscounted cash flows	(519.4)	(195.0)	(3,645.4)
Foreign currency forward contract inflows | Less than one year
Disclosure of detailed information about financial instruments [line items]
Derivatives, contractual undiscounted cash flows	(51.5)	(7.0)	(3,263.2)
Foreign currency forward contract inflows | Later than one year and not later than two years
Disclosure of detailed information about financial instruments [line items]
Derivatives, contractual undiscounted cash flows	(333.7)	(10.7)	(246.9)
Foreign currency forward contract inflows | Later than two years and not later than three years
Disclosure of detailed information about financial instruments [line items]
Derivatives, contractual undiscounted cash flows	(120.3)	(10.2)	(10.7)
Foreign currency forward contract inflows | Later than three years and not later than four years
Disclosure of detailed information about financial instruments [line items]
Derivatives, contractual undiscounted cash flows	(7.3)	(138.5)	(10.2)
Foreign currency forward contract inflows | Thereafter
Disclosure of detailed information about financial instruments [line items]
Derivatives, contractual undiscounted cash flows	(6.6)	(28.6)	(114.4)
Commodity forward contracts
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	224.5	178.8	349.8
Derivatives, contractual undiscounted cash flows	224.5	178.8	349.8
Commodity forward contracts | Less than one year
Disclosure of detailed information about financial instruments [line items]
Derivatives, contractual undiscounted cash flows	224.5	178.8	341.8
Commodity forward contracts | Later than one year and not later than two years
Disclosure of detailed information about financial instruments [line items]
Derivatives, contractual undiscounted cash flows			8.0
Trade payables
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	702.0	792.2	1,065.5
Non-derivative financial liabilities, undiscounted cash flows	702.0	792.2	1,065.5
Trade payables | Less than one year
Disclosure of detailed information about financial instruments [line items]
Non-derivative financial liabilities, undiscounted cash flows	702.0	792.2	1,065.5
Accrued expenses
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	1,953.5	1,603.1	1,276.6
Non-derivative financial liabilities, undiscounted cash flows	1,953.5	1,603.1	1,276.6
Accrued expenses | Less than one year
Disclosure of detailed information about financial instruments [line items]
Non-derivative financial liabilities, undiscounted cash flows	1,953.5	1,603.1	1,276.6
Debt
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	1,685.2	2,532.2	2,853.2
Debt | Fixed rate
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	€ 2,044.7	€ 2,092.2	€ 3,159.9
Interest rate percentage	1.70%	1.67%	1.39%
Debt | Fixed rate | Less than one year
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	€ 848.4	€ 50.0	€ 1,056.7
Debt | Fixed rate | Later than one year and not later than two years
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	€ 1,196.3	843.4	58.3
Debt | Fixed rate | Later than two years and not later than three years
Disclosure of detailed information about financial instruments [line items]
Financial liabilities		€ 1,198.8	846.1
Debt | Fixed rate | Later than three years and not later than four years
Disclosure of detailed information about financial instruments [line items]
Financial liabilities			€ 1,198.8